Exhibit 99.3 Schedule 2

Client Name:	New Residential Investment Corp
Client Project Name:	NRMLT 2024-NQM1
Start - End Dates:	11/7/2022 - 3/16/2023
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	2

Loan Number	TPR Id	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuation Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuation Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
XX	40B970B9-1E62-409A-AEDB-BB1F68DB175C	Yes	01/XX/2023	01/XX/2023	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No
XX	14A245B7-97E8-41B1-A281-AB96C8EC6B9F	Yes	02/XX/2023	02/XX/2023	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XX	0CE65408-1C2A-4977-AB8F-DE5C88FE08E1	Yes	02/XX/2023	02/XX/2023	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XX	4E298B78-91B9-41D4-B227-DD61CB9FABF0	Yes	02/XX/2023	02/XX/2023	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	Not Applicable
XX	0B73B0DC-87EB-49F5-9D6C-F015647E612E	Yes	08/XX/2022	Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Yes